Revenue - Narrative (Details)	9 Months Ended
Sep. 30, 2022
Minimum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue payment term	30 days
Maximum
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue payment term	90 days